Lease (Details) - Schedule of weighted average remaining lease terms and discount rates for the operating lease	Jun. 30, 2022
Schedule Of Weighted Average Remaining Lease Terms And Discount Rates For The Operating Lease Abstract
Weighted average remaining lease term (years)	2 years 1 month 24 days
Weighted average discount rate	6.92%